Operating segment and geographic data	12 Months Ended
Dec. 31, 2022
Operating segment and geographic data
Operating segment and geographic data
—
Note 23
Operating segment and geographic data
The Chief Operating Decision Maker

(CODM) is the Chief Executive

Officer. The CODM allocates resources
to and assesses the performance of

each operating segment

using the information outlined below. The
Company is organized into the following

segments,

based on products and services:

Electrification, Motion,
Process Automation and Robotics

& Discrete Automation.

The remaining operations of

the Company are
included in Corporate and

Other.
A description of the types of products

and services provided

by each reportable segment is as

follows:
• Electrification:
manufactures and sells electrical

products and solutions which

are designed to
provide safe, smart and sustainable

electrical flow from the substation

to the socket. The portfolio
of increasingly digital and

connected solutions includes electric

vehicle charging infrastructure,
renewable power solutions,

modular substation packages, distribution

automation products,
switchboard and panelboards,

switchgear, UPS solutions, circuit breakers, measuring

and
sensing devices, control products,

wiring accessories, enclosures

and cabling systems and
intelligent home and building

solutions, designed to integrate and

automate lighting, heating,
ventilation, security and data communication

networks. The products and services

are delivered
through seven operating Divisions:

Distribution Solutions, Smart

Power, Smart Buildings,
E-mobility, Installation Products, Power Conversion and

Service.
•
Motion:
designs, manufactures, and

sells drives, motors, generators

and traction converters that
are driving the low-carbon future for

industries, cities, infrastructure

and transportation. These
products, digital technology and

related services enable industrial

customers to increase energy
efficiency, improve safety and reliability, and achieve precise control of their processes.

Building
on over 130 years of cumulative experience

in electric powertrains, the Business

Area combines
domain expertise and technology

to deliver the optimum solution

for a wide range of applications
in all industrial segments. In addition,

the Business Area, along with its partners,

has a leading
global service presence. These products

and services are delivered

through seven operating
Divisions: Large Motors and

Generators, IEC LV Motors, NEMA Motors, Drive Products,

System
Drives, Service and Traction, as well as, prior

to its sale in November 2021,

the Mechanical
Power Transmission Division.
• Process Automation:
develops and sells a broad

range of industry-specific,

integrated
automation, electrification and digital

systems and solutions, as well

as digital solutions, lifecycle
services, advanced industrial analytics

and artificial intelligence

applications and suites for the
process, marine and hybrid industries.

Products and solutions include

control technologies,
advanced process control software

and manufacturing execution

systems, sensing,
measurement and analytical instrumentation,

marine propulsion systems and turbochargers.

In
addition, the Business Area offers a comprehensive

range of services ranging

from repair to
advanced services such as remote

monitoring, preventive maintenance,

asset performance
management, emission monitoring

and cybersecurity services.

The products, systems and
services are delivered through

five operating Divisions:

Energy Industries, Process Industries,
Marine & Ports and Measurement

& Analytics, as well as, prior to

its spin-off in October 2022, the
Turbocharging Division (Accelleron).
• Robotics & Discrete Automation:

delivers its products, solutions

and services through two
operating Divisions: Robotics

and Machine Automation. Robotics

includes industrial robots,
autonomous mobile robotics, software,

robotic solutions, field services,

spare parts, and digital
services. Machine Automation specializes

in solutions based on its programmable

logic
controllers (PLC), industrial PCs

(IPC), servo motion, transport

systems and machine vision.

Both
Divisions offer engineering and

simulation software as well

as a comprehensive range of digital
solutions.
Corporate and Other:
includes headquarter costs, the

Company’s corporate real estate activities, Corporate
Treasury Operations,

historical operating activities

of certain divested businesses and

other non-core
operating activities.
The primary measure of profitability

on which the operating segments are evaluated

is Operational EBITA,
which represents income from operations

excluding:
•

amortization expense on intangibles

arising upon acquisition (acquisition-related

amortization),
•

restructuring,

related and implementation

costs,
•

changes in the amount recorded for

obligations related to divested businesses

occurring after the
divestment date (changes in obligations

related to divested businesses),
•

changes in estimates relating to

opening balance sheets of acquired

businesses (changes in
pre-acquisition estimates),
•

gains and losses from sale of businesses

(including fair value adjustment

on assets and liabilities
held for sale),
•

acquisition-

and divestment-related expenses

and integration costs,
•

other income/expense relating

to the Power Grids joint

venture,
•

certain other non-operational

items, as well as
•

foreign exchange/commodity timing

differences in income from operations

consisting of:
(a) unrealized gains and

losses on derivatives (foreign exchange,

commodities, embedded
derivatives), (b) realized gains and

losses on derivatives where

the underlying hedged
transaction has not yet been realized,

and (c) unrealized foreign

exchange movements on
receivables/payables (and

related assets/liabilities).
Certain other non-operational

items generally includes certain regulatory, compliance and

legal costs, certain
asset write downs/impairments (including

impairment of goodwill)

and certain other fair value changes,

as
well as other items which are determined

by management on a case
‑
by
‑
case basis.
The CODM primarily reviews the

results of each segment on a basis

that is before the elimination of profits
made on inventory sales between

segments. Segment

results below are presented before

these eliminations,
with a total deduction for intersegment

profits to arrive at the Company’s

consolidated Operational

EBITA.
Intersegment sales and transfers

are accounted for as if the

sales and transfers were to third

parties, at
current market prices.
The following tables present disaggregated

segment revenues from contracts

with customers for 2022, 2021
and 2020:
2022
($ in millions) Electrification Motion
Process
Automation
Robotics &
Discrete
Automation
Corporate
and Other Total
Geographical markets

Europe

4,449 2,031 2,248 1,494 63 10,285

The Americas

5,332 2,148 1,566 524 3 9,573
of which: United States 3,918 1,787 943 373 2 7,023

Asia, Middle East and Africa

4,123 2,101 2,199 1,155 10 9,588
of which: China

1,984 1,147 666 897 2 4,696
13,904 6,280 6,013 3,173 76 29,446
Product type

Products
12,179 5,380 1,337 1,863 7 20,766

Systems
830 — 1,974 832 69 3,705

Services and software
895 900 2,702 478 — 4,975
13,904 6,280 6,013 3,173 76 29,446

Third-party revenues
13,904 6,280 6,013 3,173 76 29,446

Intersegment revenues
201 465 31 8 (705) —
Total revenues 14,105 6,745 6,044 3,181 (629) 29,446
2021
($ in millions) Electrification Motion
Process
Automation
Robotics &
Discrete
Automation
Corporate
and Other Total
Geographical markets

Europe

4,517 2,015 2,416 1,578 3 10,529

The Americas

4,465 2,346 1,431 439 5 8,686
of which: United States 3,304 1,952 833 308 — 6,397

Asia, Middle East and Africa

3,975 2,111 2,367 1,270 7 9,730
of which: China

2,087 1,156 740 949 — 4,932
12,957 6,472 6,214 3,287 15 28,945
Product type

Products
10,706 5,555 1,496 2,159 4 19,920

Systems
1,367 — 1,802 645 11 3,825

Services and software
884 917 2,916 483 — 5,200
12,957 6,472 6,214 3,287 15 28,945

Third-party revenues
12,957 6,472 6,214 3,287 15 28,945

Intersegment revenues
230 453 45 10 (738) —
Total revenues 13,187 6,925 6,259 3,297 (723) 28,945
2020
($ in millions) Electrification Motion
Process
Automation
Robotics &
Discrete
Automation
Corporate
and Other Total
Geographical markets

Europe

4,008 1,934 2,322 1,429 15 9,708
The Americas

4,050 2,173 1,321 385 7 7,936
of which: United States 3,093 1,846 805 270 5 6,019
Asia, Middle East and Africa

3,506 1,807 2,038 1,024 7 8,382
of which: China

1,820 926 628 714 3 4,091
11,564 5,914 5,681 2,838 29 26,026
Product type

Products 9,951 5,040 1,263 1,635 53 17,942
Systems 743 — 1,665 780 (24) 3,164
Services and software 870 874 2,753 423 — 4,920
11,564 5,914 5,681 2,838 29 26,026
Third-party revenues 11,564 5,914 5,681 2,838 29 26,026
Intersegment revenues (1) 360 495 111 69 (927) 108
Total revenues 11,924 6,409 5,792 2,907 (898) 26,134
(1)

Intersegment

revenues

until June

30, 2020,

include sales

to the Power

Grids business,

which is

presented

as discontinued

operations,

and
are not eliminated

from Total

revenues

(see Note

3).
Revenues by geography reflect the location

of the customer. In 2022, 2021 and 2020

the United States and
China are the only countries where

revenue exceeded
10

percent of Total revenues. In each of 2022, 2021
and 2020 more than 98

percent of the Company’s total

revenues were generated from customers

outside
Switzerland.
The following tables present Operational

EBITA, the reconciliations of consolidated

Operational EBITA to
Income from continuing operations

before taxes, as well as Depreciation

and amortization, and Capital
expenditure for 2022, 2021 and

2020, as well as Total assets at December 31, 2022, 2021 and

2020:
($ in millions) 2022 2021 2020
Operational EBITA:
Electrification 2,328 2,121 1,681
Motion 1,163 1,183 1,075
Process Automation

848 801 451
Robotics & Discrete Automation

340 355 237
Corporate and Other:
— Non-core and divested

businesses
5 (39) (133)
— Stranded corporate

costs
— — (40)
— Corporate costs and

Other intersegment elimination
(174) (299) (372)
Total 4,510 4,122 2,899
Acquisition-related amortization
(229) (250) (263)
Restructuring, related and

implementation

costs
(1)
(347) (160) (410)
Changes in obligations

related to divested businesses
88 (9) (218)
Changes in pre-acquisition

estimates
(10) 6 (11)
Gains and losses from

sale of businesses
(7) 2,193 (2)
Fair value adjustment on

assets and liabilities

held for sale
— — (33)
Acquisition-

and divestment-related

expenses and integration

costs
(195) (132) (74)
Other income/expenses

relating to the Power

Grids joint venture
(57) (34) (20)
Foreign exchange/commodity

timing differences in income

from operations:
Unrealized gains and losses

on derivatives (foreign

exchange,

commodities, embedded

derivatives)
32 (54) 67
Realized gains and losses

on derivatives where

the underlying hedged

transaction has not yet been

realized
(48) (2) 26
Unrealized foreign exchange

movements on receivables/payables

(and

related assets/liabilities)
(15) 20 (33)
Certain other non-operational

items:
Costs for divestment of Power

Grids
— — (86)
Regulatory, compliance and legal costs (317) — (7)
Business transformation

costs
(2) (152) (92) (37)
Favorable resolution of an

uncertain purchase

price adjustment
15 6 36
Gains and losses from

sale of investments in

equity-accounted companies
43 — —
Certain other fair value

changes, including asset

impairments
(3) 45 119 (239)
Other non-operational items (19) (15) (2)
Income from operations 3,337 5,718 1,593
Interest and dividend income
72 51 51
Interest and other finance

expense
(130) (148) (240)
Losses from extinguishment

of debt
— — (162)
Non-operational pension

(cost) credit
115 166 (401)
Income from continuing

operations before

taxes
3,394 5,787 841
(1)

Amount in

2022 includes

impairment

of certain

assets.

Amount in

2020 includes

$
67

million of

implementation

costs

in relation

to the
OS program

.
(2)

Amounts in

2022 and

2021 include

ABB Way

process transformation

costs

of $
131

million and

$
80

million, respectively.
(3)

Amount in

2020 includes

goodwill

impairment

charges of

$
311

million.
Depreciation and Total assets (1), (2)
amortization Capital expenditures
(1)
at December 31,

($ in millions) 2022 2021 2020 2022 2021 2020 2022 2021 2020
Electrification 406 425 411 385 345 316 13,992 12,831 12,800
Motion 141 172 182 150 230 118 6,565 5,936 6,495
Process Automation

75 83 80 100 85 75 4,598 5,009 5,008
Robotics & Discrete
Automation 141 144 131 86 96 65 4,901 4,860 4,794
Corporate and Other 51 69 111 41 64 120 9,092 11,624 11,991
Consolidated 814 893 915 762 820 694 39,148 40,260 41,088
(1)

Capital expenditures

and Total

assets are

after intersegment

eliminations

and therefore

reflect

third-party

activities

only.
(2)

At December

31, 2022,

2021 and 2020,

Corporate

and Other

includes

$
96

million,

$
136

million and

$
282

million, respectively,

of assets

in
the Power

Grids business

which is

reported as

discontinued

operations

(see Note

3). In

addition,

at December

31, 2021

and 2020,
Corporate

and Other

included $
1,609

million and

$
1,710

million, respectively,

related

to the equity

investment

in Hitachi

Energy,

which was
subsequently

sold in

December

2022 (see

Note 4).
Other geographic information
Geographic information for long-lived

assets was as follows:
Long-lived assets at
December 31,
($ in millions) 2022 2021
Europe 2,533 2,670
The Americas 1,256 1,260
Asia, Middle East and Africa 963 1,009
Total 4,752 4,939
Long
‑
lived assets represent “Property, plant and equipment, net” and

“Operating lease right-of-use

assets”
and are shown by location of the

assets. At December 31, 2022, approximately
20

percent,
13

percent and
8

percent of the Company’s long
‑
lived assets were located in

the United States,

China and Switzerland,
respectively. At December 31, 2021, approximately 19

percent,
12

percent and
11

percent of the Company’s
long
‑
lived assets were located in the United States,

China and Switzerland, respectively.